SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Apr. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
The following table summarizes stock option activities for the Company’s option plans for the years ended April 30, 2017 and 2016:

				Weighted Average
				Remaining
		Weighted Average	Total Intrinsic	Contractual Life
	Number of Shares	Exercise Price	Value	(in years)
Outstanding as of May 1, 2015	40,688	$18.8	$—	5.9
Employee options granted	4,054,250	1.32	—	7.6
Forfeited/expired	(804,665)	1.37	—	—
Outstanding as of April 30, 2016	3,290,273	1.52	—	9.4
Employee options granted	1,017,000	1.35	—	9.3
Forfeited/expired	(979,136)	1.38	—	—
Outstanding as of April 30, 2017	3,328,137	$1.51	$108,655	8.7
Options vested and exercisable	2,928,137	$1.53	$108,655	8.5

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following assumptions were used to compute the fair value of stock options granted during the years ended April 30, 2017 and 2016:

	For the years ended
	April 30,
	2017	2016
Exercise price	$1.35	$1.19 – $1.53
Expected term (years)	5.0	5.0
Expected stock price volatility	104.8%	101.7% – 104.1%
Risk-free rate of interest	1.8%	1.3% – 1.6%

Schedule Of Common Stock Warrant Activity
The following is a summary of the common stock warrant activity for the years ended April 30, 2017 and 2016:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Warrants	Price	Life in years

Outstanding, May 1, 2015	15,510	$7.25	3.3
Warrants issued in connection with Series H-1 preferred stock for cash	1,279,759	1.66	4.3
Outstanding as of April 30, 2016	1,295,269	$5.50	4.2
Warrants issued in connection with Series H-2 preferred stock for cash	495,750	1.21	4.6
Warrants issued in connection with Series H-3 preferred stock for cash	1,101,751	1.38	4.9
Outstanding, April 30, 2017	2,892,770	$3.23	4.1